DERIVATIVE LIABILITIES - WARRANTS (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Balance at March 31, 2011	$ 10,543,145	$ 8,499,423	$ 9,181,427	$ 10,543,145
Warrants Issued	815,761	2,951,297
Warrants Exercised	0	0
Change in fair value of warrant liability	628,316	(907,575)
Balance at March 31, 2012	$ 11,987,222	$ 10,543,145	$ 9,181,427	$ 10,543,145